Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2023
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term	3 years
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term	5 years